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                       U.S. SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.  20549

                                      FORM 24F-2
                           ANNUAL NOTICE OF SECURITIES SOLD
                                PURSUANT TO RULE 24f-2

               READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                                PLEASE PRINT OR TYPE.
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    1.   Name and address of issuer:
              Pasadena Investment Trust
              600 North Rosemead Boulevard
              Pasadena, CA  91107-2133
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    2.   Name of each series or class of funds for which this notice is filed:
              The Pasadena Growth Fund (Class A, B, and C Shares)
              The Pasadena Nifty Fifty Fund (Class A, B, and C Shares)
              The Pasadena Balanced Return Fund (Class A, B, and C Shares)
              The Pasadena Global Growth Fund (Class A, B, and C Shares)
              The Pasadena Small & Mid-Cap Growth Fund (Class A, B, and C
              Shares)

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    3.   Investment Company Act File Number:     811-4506

         Securities Act File Number:   33-1922

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    4.   Last day of fiscal year for which this notice is filed:
              December 31, 1996

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    5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                [ ]
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    6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

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    7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

              8,935,425 shares         $149,221,598
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    8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

              8,175,505 shares    $163,755,366

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    9.   Number and aggregate sale price of securities sold during the fiscal year:

              6,966,707 shares   $159,451,228

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    10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

              0
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    11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
         (see Instruction B.7):

              N/A

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12. Calculation of registration fee:

    (i)   Aggregate sale price of securities
          sold during the fiscal year in reliance
          on rule 24f-2 (from Item 10):                    $    0
                                                           ---------------

    (ii)  Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):             +    N/A
                                                           ---------------

    (iii) Aggregate price of shares redeemed or
          repurchased during the fiscal year
          (if applicable):                                      0
                                                           ---------------

    (iv)  Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):                      +    0
                                                           ---------------

    (v)   Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 [(line (i), plus
          line (ii), less line (iii), plus line
          (iv)] (if applicable):                                0
                                                           ---------------

    (vi)  Multiplier prescribed by Section 6(b)
          of the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):                                x    0
                                                           ---------------

    (vii) Fee due [(line (i) or line (v)
          multiplied by line (vi)]:                             0
                                                           ---------------
                                                           ---------------

Instruction:  Issuers should complete lines (ii), (iii) (iv), and (v) only if form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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    13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                     [   ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                      SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                       PASADENA INVESTMENT TRUST

         By (Signature and Title)*
                                   ------------------------------------------

                                   Richard A. Watson, Controller
                                   -------------------------------------------

    Date: February 25, 1997
          -------------------

    *    Please print the name and title of the signing officer below the signature.
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                                     [LETTERHEAD]

                                   January 30, 1997

Pasadena Investment Trust
600 North Rosemead Boulevard
Pasadena, California  91107-2101

Ladies and Gentlemen:

         You have requested our opinion as counsel to the Pasadena Investment Trust, a Massachusetts business trust (the "Trust"), with respect to the shares of beneficial interest of the following six series of the Trust (the "Funds") sold by the Trust during its fiscal year ended December 31, 1996 (the "Shares") in connection with the notice (the "Notice") being filed by the Trust with the Securities and Exchange Commission pursuant to Rule 24f-2 adopted under the Investment Company Act of 1940, as amended (the "Act"): The Pasadena Growth Fund, The Pasadena Nifty Fifty Fund, The Pasadena Balanced Return Fund, The Pasadena Global Growth Fund, and The Pasadena Small & Mid-Cap Growth Fund.

         In connection with this opinion, we have assumed the authenticity of all records, documents and instruments submitted to us as originals, the genuineness of all signatures, the legal capacity of natural persons and the conformity to the originals of all records, documents and instruments submitted to us as copies. We have based our opinion upon our review of the following records, documents and instruments:

         (a) The Trust's Amended and Restated Agreement and Declaration of Trust dated as of July 13, 1993 (the "Declaration of Trust") certified to us by an officer of the Trust as being true and complete and in effect throughout the Trust's fiscal year ended December 31, 1996 (the "Fiscal Year");

         (b) The Trust's original Agreement and Declaration of Trust dated as of May 28, 1986 and all amendments thereto prior to the Declaration of Trust certified by an officer as being true and complete and in effect throughout the Fiscal Year;

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Pasadena Investment Trust
January 30, 1997                                                          Page 2

         (c) The Bylaws of the Trust certified to us by an officer of the Trust as being true and complete and in effect throughout the Fiscal Year;

         (d) The Funds' Prospectus and Statement of Additional Information effective during the Fiscal Year (collectively, the "Prospectus");

         (e) Resolutions adopted by the Board of Trustees of the Trust (the "Board") at meetings of the Board held on May 28, 1986, January 27, 1987, December 12, 1990, April 27, 1993, August 16,
              1993, October 19, 1993, January 25, 1994, October 18, 1994, May
              23, 1995 and June 25, 1996; and

         (f) A certificate of an officer of the Trust concerning certain factual matters.

         In rendering our opinion below, we have assumed that all of the Shares were issued and sold at the per-share public offering price on the date of their issuance in accordance with statements specified in the Funds' then-current Prospectus and in accordance with Article III of the Declaration of Trust.

         In rendering our opinion, we have assumed that the Funds received, in cash, an amount equal to the per-share public offering price described in the then-current Prospectus (and, if applicable, including a sales charge disclosed in the Prospectus). We have not conducted an independent examination of the books and records of the Trust for the purpose of determining whether all of the Shares were fully paid prior to their issuance and do not believe it to be our obligation to do so.

         Our opinion below is limited to the federal law of the United States of America and the business trust law of the Commonwealth of Massachusetts. We are not licensed to practice law in the Commonwealth of Massachusetts, and we have based our opinion below solely on our review of Chapter 182 of the General Laws of the Commonwealth of Massachusetts and the case law interpreting such Chapter as reported in Annotated Laws of Massachusetts (Law. Co-op. 1987 & Supp.
1996) and updated on Westlaw on January 30, 1997. We have not undertaken a review of other Massachusetts law or court decisions or any administrative decisions in connection with rendering this opinion. We disclaim any opinion as to any law other than that of the United States of America and the business trust law of the Commonwealth of Massachusetts as described above, and we disclaim any opinion as

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Pasadena Investment Trust
January 30, 1997                                                          Page 3

to any statute, rule, regulation, ordinance, order or other promulgation of any regional or local governmental authority.

         We note that pursuant to certain decisions of the Supreme Judicial Court of the Commonwealth of Massachusetts, shareholders of a Massachusetts business trust may, in certain circumstances, be assessed or held personally liable as partners for the obligations or liabilities of the trust. However, we also note that Article VIII, Section 1 of the Declaration of Trust provides that all persons extending credit to, contracting with or having any claim against the Trust or the Funds shall look only to the assets of the Trust or the Funds for payment thereof and that the shareholders shall not be personally liable therefor, and further provides that every note, bond, contract, instrument, certificate or undertaking made or issued on behalf of the Trust may include a notice that such instrument was executed on behalf of the Trust and that the obligations of such instruments are not binding upon any of the shareholders of the Trust individually but are binding only on the assets and property of the Trust.

         Based upon our examination of such questions of law as we have deemed necessary and appropriate for the purpose of this opinion and subject to the foregoing, we are of the opinion that the Shares, as sold pursuant to the registration under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 adopted under the Act, were legally issued, fully paid and, subject to the court decisions described above, nonassessable by the Trust.

         We hereby consent to the filing of this opinion as an exhibit to the Notice being filed by the Trust with the Securities and Exchange Commission. This opinion is rendered to you in connection with that Notice and is solely for your benefit. This opinion may not be relied upon by you for any other purpose, or relied upon by any other person, firm or other entity for any purpose, without our prior written consent. We disclaim any obligation to advise you of any change of law that occurs, or any facts of which we become aware, after the date of this opinion.

                                  Sincerely yours,


                                  /s/ Heller Ehrman White & McAuliffe